Credit Facilities And Debt	12 Months Ended
Dec. 31, 2011
Credit Facilities And Debt [Abstract]
Credit Facilities And Debt

Note 9: Credit Facilities and Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH.

As a consequence of the Fiat demerger, the credit facilities provided by Fiat treasury subsidiaries which were outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011. As a result of this assignment, CNH entities had no residual borrowing outstanding with Fiat treasury subsidiaries as of the close of business on January 1, 2011.

The following table summarizes CNH's credit facilities, borrowings thereunder and availability at December 31, 2011:

	Currency	Maturity*	Committed (C)/ Uncommitted (U)	Total Facility	Equipment Operations			Financial Services			Consolidated			Total Available	Guarantor
					Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term
BNDES Financing
BNDES Subsidized Financing	BRL	Various from Jan-12 to Nov-19	C	$987	$—	$—	$—	$—	$275	$621	$—	$275	$621	$91	Fiat Ind.	(A)

Subtotal				987	—	—	—	—	275	621	—	275	621	91
Committed Asset-Backed Facilities
Retail Securitization(B)	USD	Sep-13	C	1,200	—	—	—		92	278		92	278	830
Retail Securitization	CAD	Dec-12	C	294	—	—	—		153	—		153	—	141
Retail Securitization	AUD	Dec-12	C	651	—	—	—	237	—	—	237	—		414
Credit Cards	USD	Oct-12	C	200				167			167			33
Wholesale VFN	USD	Nov-12	C	1,150	—	—	—	1,150	—	—	1,150	—	—	—
Wholesale VFN	CAD	Dec-11	C	574	—	—	—	488	—	—	488	—	—	86
Wholesale VFN	AUD	Dec-12	C	203	—	—	—	98	—	—	98	—	—	105

Subtotal				4,272	—	—	—	2,140	245	278	2,140	245	278	1,609
Other Third Party Facilities
Revolving Credit Facilities	USD	Dec-11 ($300 ml); Jul-16 ($100 ml)	C	400	—	300	—	—	—	—	—	300	—	100
Various Credit Lines—Latin America	Multiple	Various from Jan-2012 to Dec-2017	C	475	—	317	158	—	—	—	—	317	158	—
Factoring Lines	Multiple	Various from Jan-2012 through Jan-2017	U	1,715	14	—	—	1,191	47	35	1,205	47	35	428
Credit Lines—Australia	AUD	Dec-12	C	122	—	—	—	122	—	—	122	—	—	—
Other Credit Lines	Multiple	Various from Jan-12 to Dec-12	U	93	44	—	—	—	—	—	44	—	—	49

Subtotal				2,805	58	617	158	1,313	47	35	1,371	664	193	577
Fiat Industrial Facilities
Credit Lines with Fiat Industrial	Multiple	Various from Jan-12 to Jun-14	U	2,564	7	—	—	159	17	9	166	17	9	2,372
Subtotal				2,564	7	—	—	159	17	9	166	17	9	2,372

Total Credit Facilities				$10,628	$65	$617	$158	$3,612	$584	$943	$3,677	$1,201	$1,101	$4,649

Amount above with or guaranteed by Fiat Industrial Subsidiaries				$3,474	$7	$—	$—	$159	$292	$630	$166	$292	$630	$2,386

*	Maturity Dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(A)

$910 million (1.7 billion Brazilian Reals) of total facility of $987 million is guaranteed by Fiat Industrial. Therefore, Fiat Industrial guarantees up to $14 million of the remaining availability at December 31, 2011.

(B)	U.S. Retail financing are paid only as the underlying receivables are collected unless the receivables sold are not repurchased by CNH.

BNDES Financing

Financial Services participates in the FINAME (Agência Especial de Financiamento Industrial) program sponsored by BNDES, a development agency of the government of Brazil. Under the original provisions of the program, BNDES provided credit facilities to Financial Services in the aggregate amount of 1.7 billion Brazilian reals ($910 million). At December 31, 2011, the outstanding balance under the program was $896 million. The facility is guaranteed by Fiat Industrial. Fiat Industrial replaced Fiat as guarantor during 2011. A guarantee fee of 0.0625% p.a. on the average outstanding amount of such guaranteed facility is charged to Financial Services. During 2005 through 2008, BNDES instituted mass debt relief plans providing a moratorium on payments due, an extension of the loan term, and additional advances under the program. For the 2005 through 2008 extensions, Financial Services received an equivalent extension of principal amounts due to BNDES. Repayment to BNDES under the credit facilities is proportionate to amounts due to Financial Services under the program loans. Additional advances are at the discretion of BNDES.

Committed Asset-backed Facilities

CNH has access to asset-backed facilities through which it may sell retail receivables generated by Financial Services in the United States, Australia, and Canada. As these transactions do not meet the criteria for sale, the related debt is included in the accompanying consolidated balance sheets. CNH utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, have later repurchased the receivables and either resold the receivables in the term ABS markets or found alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $2.1 billion. Under the U.S. facility, if the receivables sold are not repurchased by CNH, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 6 years. CNH believes that it is probable that these receivables will be repurchased and resold in the public ABS markets. Accordingly, the related debt is classified as short-term debt in the accompanying consolidated balance sheets. Borrowings against these facilities accrue interest at prevailing asset-backed commercial paper rates. Borrowings are obtained in U.S. dollars and certain other foreign currencies.

CNH finances its wholesale receivables portfolios in the U.S., Canada and Australia with the issue of Variable Funding Notes ("VFN") privately subscribed by certain bank conduits. These notes accrue interest at prevailing asset-backed commercial paper rates.

Other Third Party Facilities

Borrowings under third-party credit facilities bear interest at the relevant domestic benchmark rates (such as LIBOR or EURIBOR) plus an applicable margin.

The applicable margin on third party debt depends upon:

•	the maturity of the facility/credit line;

•	the rating of short-term or long-term unsecured debt at the time the facility/credit line was negotiated;

•	the level of availability of credit lines for CNH in different jurisdictions; and

•	market conditions.

Various Fiat subsidiaries, including CNH, were parties to a €1 billion ($1.3 billion) syndicated credit facility with a group of banks. As of December 31, 2010, this facility was fully drawn, €300 million ($401 million) by CNH and €700 million ($935 million) by other Fiat subsidiaries. The amounts were repaid in whole and the syndicated credit facility was cancelled in January 2011.

Fiat Industrial Facilities

At December 31, 2011, CNH had uncommitted credit facilities with various Fiat Industrial treasury subsidiaries with an outstanding amount of $192 million, with $2.4 billion of remaining availability. As a consequence of the demerger, all the financing arrangements provided by Fiat treasury subsidiaries outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011. The credit facilities provided by Fiat Industrial treasury subsidiaries are on the same terms and conditions applicable to the credit facilities provided by Fiat until December 31, 2010. As a result of this assignment, CNH entities had no borrowings outstanding with Fiat treasury subsidiaries as of the close of business on January 1, 2011.

The applicable margin for intersegment debt and debt with Fiat Industrial treasury subsidiaries is based on Fiat Industrial intercompany borrowing and lending rates applied to all of its affiliates. These rates are determined by Fiat Industrial based on its cost of funding for debt of different maturities. CNH believes that rates applied by Fiat Industrial to CNH's related party debt were at least as favorable as alternative sources of funds CNH might have obtained from third parties. The weighted average interest rate of Fiat Industrial financing as of December 31, 2011 was 4.07%.

Short-Term Debt

A summary of short-term debt, as of December 31, 2011, and 2010 is as follows:

	2011			2010
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Drawn under credit facilities	$65	$3,612	$3,677	$79	$3,619	$3,698
Short-term debt—Fiat Industrial subsidiaries	73	86	159	—	—	—
Short-term debt—Fiat subsidiaries	—	—	—	39	3	42
Short-term debt—other	6	230	236	7	116	123
Intersegment short-term debt	95	1,394	—	52	1,730	—

Total short-term debt	$239	$5,322	$4,072	$177	$5,468	$3,863

The weighted-average interest rate on consolidated short-term debt at December 31, 2011, and 2010 was 3.32% and 3.19%, respectively.

Long-Term Debt

A summary of long-term debt as of December 31, 2011 and 2010, including long-term drawings under credit lines, is as follows:

	2011			2010
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Notes:
Payable in 2013, interest rate of 7.75% (*)	$997	$—	$997	$991	$—	$991
Payable in 2016, interest rate of 7.25% (*)	259	—	259	261	—	261
Payable in 2017, interest rate of 7.875% (*)	1,552	—	1,552	1,475	—	1,475
Payable in 2016, interest rate of 6.25%	—	500	500	—	—	—
Notes with Fiat Industrial / Fiat subsidiaries:
Other notes, weighted-average interest rate of 5.71% in 2011 and 5.63% in 2010 of which $204 million is due in 2012	65	223	288	68	463	531
Credit Facilities:
Drawn amounts under credit facilities (excluding asset-backed facilities)	775	922	1,697	1,171	1,009	2,180
Asset-backed facilities, of which $293 million is due in 2012	—	606	606	—	1,185	1,185
Other Debt:
Asset-backed debt, of which $2,961 million is due in 2012	—	6,919	6,919	—	5,236	5,236
Other debt	8	212	220	2	573	575
Intersegment debt	598	599	—	510	543	—

Total long-term debt	4,254	9,981	13,038	4,478	9,009	12,434
Less-current maturities	(682)	(3,730)	(4,412)	(818)	(3,076)	(3,894)

Total long-term debt excluding current maturities	$3,572	$6,251	$8,626	$3,660	$5,933	$8,540

(*)	Includes unamortized discount and swap adjustments

In January 1996, Case Corp. (now CNH America LLC) issued $254 million 7.25% Senior Notes (the "7.25% Senior Notes"), due 2016.

In August 2009, Case New Holland Inc. issued $1.0 billion of debt securities at an annual fixed rate of 7.75% (the "7.75% Senior Notes") due 2013.

In June 2010, Case New Holland Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the "7.875% Senior Notes") due 2017.

Both the 7.75% Senior Notes and the 7.875% Senior Notes are fully and unconditionally guaranteed by CNH and certain of its direct and indirect subsidiaries.

The 7.75% Senior Notes and the 7.875% Senior Notes contain certain covenants that limit the ability of CNH and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH non-guarantor restricted subsidiaries other than Case New Holland Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH, Case New Holland and CNH guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets.

The 7.75% Senior Notes and the 7.875% Senior Notes are redeemable at Case New Holland Inc.'s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures. The 7.25% Senior Notes are redeemable in whole or in part at any time at the option of CNH America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.25% Senior Notes have been fully guaranteed by CNH Global N.V.

In December 2010, CNH Global entered into a $300 million one-year revolving committed credit facility with a syndicated group of banks, 90% insured by the Export-Import Bank of the United States. The facility was available to support U.S. export sales and provided advances with repayment terms of up to 360 days. It was fully utilized as of the end of 2011.

In July 2011, CNH Capital LLC closed a $250 million, 5-year, unsecured committed credit facility. The facility includes a $150 million term loan which thereafter was fully drawn with a 5-year tenor, and a $100 million revolving credit facility that has remained fully available.

In November 2011, CNH Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.25% (the "6.25% Notes") due 2016. The 6.25% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

A summary of the minimum annual repayments of long-term debt as of December 31, 2011, for 2013 and thereafter is as follows:

	Equipment Operations	Financial Services	Consolidated
	(in millions)
2013	$1,117	$1,949	$3,066
2014	29	1,589	1,618
2015	8	1,074	1,082
2016	267	949	1,216
2017 and thereafter	1,553	91	1,644
Long-Term Intersegment	598	599	—

Total	$3,572	$6,251	$8,626